Summary of significant accounting policies - Recently issued accounting standards (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Recently issued accounting standards
Non-current deferred tax liabilities	$ 3,112	¥ 21,423	¥ 37,086
Balance Sheet Classification of Deferred Taxes
Recently issued accounting standards
Current deferred tax assets			(14,056)
Current deferred tax liabilities			(14,300)
Non-current deferred tax assets			14,056
Non-current deferred tax liabilities			¥ 14,300